RETIREMENT-RELATED BENEFITS - OCI and AOCI (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in AOCI for retirement-related benefits
Current period loss/(gain)		$ 2,490	$ 2,963	$ 9,799
Curtailments and settlements		16	(33)	(24)
Amortization of net loss included in net periodic (income)/cost		(2,764)	(3,304)	(2,531)
Current period prior service costs/(credits)			(6)	(1)
Amortization of prior service (credits)/costs included in net periodic (income)/cost		107	100	114
U.S. Pension Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		19,363	18,442
Current period loss/(gain)		1,173	2,576
Amortization of net loss included in net periodic (income)/cost		(1,314)	(1,654)
Net loss at end of period	$ 19,222	19,222	19,363	18,442
Prior service costs/(credits) at beginning of period		101	110
Amortization of prior service (credits)/costs included in net periodic (income)/cost		(10)	(10)
Prior service costs/(credits) at end of period	90	90	101	110
Total loss recognized in accumulated other comprehensive income/(loss)	19,313	19,313	19,464
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost		1,348
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost		16
Non-US Pension Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		20,724	21,676
Current period loss/(gain)		1,251	661
Curtailments and settlements		(22)	(33)
Amortization of net loss included in net periodic (income)/cost		(1,408)	(1,581)
Net loss at end of period	20,544	20,544	20,724	21,676
Prior service costs/(credits) at beginning of period		(294)	(386)
Current period prior service costs/(credits)			(6)
Curtailments and settlements		0
Amortization of prior service (credits)/costs included in net periodic (income)/cost		106	98
Prior service costs/(credits) at end of period	(188)	(188)	(294)	(386)
Transition (assets)/liabilities at beginning of period		0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost		0	0
Transition (assets)/liabilities at end of period	0	0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	20,356	20,356	20,429
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost		1,434
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost		(93)
Estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost		0
Retirement-related plans cost
Multi-employer plans/other costs		126	293	217
Non-US Pension Plans | SG&A expense | Litigation in Spain regarding defined benefit and defined contribution plans
Retirement-related plans cost
Multi-employer plans/other costs	56	56	233	148
U.S. Nonpension Postretirement Benefit Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		609	852
Current period loss/(gain)		16	(204)
Amortization of net loss included in net periodic (income)/cost		(20)	(39)
Net loss at end of period	605	605	609	852
Prior service costs/(credits) at beginning of period		30	23
Amortization of prior service (credits)/costs included in net periodic (income)/cost		7	7
Prior service costs/(credits) at end of period	37	37	30	23
Total loss recognized in accumulated other comprehensive income/(loss)	642	642	639
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost		21
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost		(7)
Non-U.S. Nonpension Postretirement Benefit Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		128	189
Current period loss/(gain)		14	(51)
Curtailments and settlements		20	0
Amortization of net loss included in net periodic (income)/cost		(9)	(10)
Net loss at end of period	154	154	128	189
Prior service costs/(credits) at beginning of period		(21)	(26)
Current period prior service costs/(credits)			0
Curtailments and settlements		18
Amortization of prior service (credits)/costs included in net periodic (income)/cost		5	5
Prior service costs/(credits) at end of period	1	1	(21)	(26)
Transition (assets)/liabilities at beginning of period		0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost		0	0
Transition (assets)/liabilities at end of period	0	0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)	$ 154	154	$ 106
Amounts that will be amortized from AOCI into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost		6
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost		0
Estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost		$ 0